Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
Current leasing arrangements
We have operating leases relating to our premises, for which we are the lessee. The most significant leases are for our offices in London, Liverpool, Stavanger, Singapore, Houston, Rio de Janeiro, and Luanda. In accordance with Topic 842, we record lease liabilities and associated right-of-use assets for our portfolio of operating leases.
We also continue to lease three of our benign environment jackup rigs, namely West Castor, West Telesto, and West Tucana, to Gulfdrill, a joint venture, for a contract with GDI in Qatar. Additionally, we commenced a lease for our benign environment floater, West Gemini, to our Sonadrill joint venture on July 1, 2022, at a nominal charter rate. As a lessor we recognize the associated revenue over the lease term in accordance with Topic 842.
Sale and leaseback arrangements with SFL Corporation
Seadrill previously entered into sale and leaseback arrangements with SFL Corporation Ltd for three rigs, including the West Taurus semi-submersible rig in 2008, West Hercules semi-submersible rig in 2008, and the West Linus jackup rig in 2014. These arrangements were made through wholly owned subsidiaries of SFL Corporation Ltd ("SFL"), which at the time was a related party.
The West Taurus lease was rejected as part of the Chapter 11 proceedings in March 2021, and the rig was delivered back to SFL in May 2021.
On August 27, 2021, an amendment to the original West Hercules SFL charter was approved by the Bankruptcy Court, which removed the buy-back obligation and resulted in a deemed disposal of the West Hercules, with the recognition of an operating lease. The West Hercules concluded its contract on October 31, 2022, and was returned to SFL in December 2022.
In February 2022, Seadrill entered into an interim transition charter with SFL for the West Linus jackup rig, allowing Seadrill to operate the rig until it was delivered back to SFL. An amended lease for the West Linus resulted in the recognition of a short-term operating lease, and the buy-back obligation was removed, resulting in a deemed disposal of the rig. The West Linus lease was terminated in September 2022, and the rig was delivered back to SFL on September 30, 2022.
For details of the accounting applied to these lease amendments, please refer to Note 4 - "Chapter 11". For details of Seadrill's liabilities previously recognized in respect of these leases, please refer to Note 27 - "Related party transactions".
Lease fair value and Chapter 11
In accordance with bankruptcy guidance, Seadrill follows specific guidance for assumed leases under ASC 842 and ASC 805. Liabilities and assets associated with assumed leases are recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805. At emergence, assumed leases are remeasured using the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise), the remaining lease payments, and the updated discount rate for the successor entity reflective of the new lease term. Additionally, under this guidance, the successor entity is required to retain the predecessor’s previous lease classification, unless the lease is modified.
Further, in accordance with ASC 805, Seadrill adjusted its acquired operating lease right-of-use ("ROU") assets to the amount of the corresponding lease liabilities, taking into account any favorable or unfavorable terms of the lease compared to market terms. To determine any favorable or unfavorable terms, Seadrill considered all the terms of the lease, including rent payments, options for renewal or termination, purchase options, and lease incentives. As part of its fresh-start valuation, Seadrill decreased the ROU asset by $9 million for the West Hercules and $13 million for the West Linus SFL bareboat charters due to off-market rental payments.
You may find further details of the adjustments recorded on fresh start accounting within Note 5 - "Fresh Start Accounting".
Undiscounted cashflows of operating leases
For operating leases where we are the lessee, our future undiscounted cash flows as of December 31, 2022, were as follows:

(In $ millions)	Year ended December 31, 2022
2023	4
2024	2
2025	2
2026 and thereafter	3
Total	11
Reconciliation between undiscounted cashflows and operating lease liability
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2022:

	Successor	Predecessor
(In $ millions)	Year ended December 31, 2022	Year ended December 31, 2021
Total undiscounted cash flows	11	37
Less short term leases	—	—
Less discount	(2)	(2)
Operating lease liability	9	35
Of which:
Current	3	30
Non-current	6	5
Total	9	35
Other supplementary information
The following table gives supplementary information regarding our lease accounting at December 31, 2022:

	Successor	Predecessor
(In $ million)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating Lease Cost:
Operating lease cost	36	4	42	19
Short-term lease cost	3	1	1	2
Total lease cost	39	5	43	21

Other information:
Cash paid for lease liabilities- operating cash flows	39	5	41	21
ROU assets obtained in exchange for lease liabilities	—	24	24	53
Weighted-average remaining lease term in months	52	22	19	14
Weighted-average discount rate	10%	9%	10%	24%
Undiscounted cashflows under lessor arrangements
For operating leases where we are the lessor, our estimated future undiscounted cashflows as of December 31, 2022, were as follows. For avoidance of doubt, these estimates include future charter revenue from the rigs leased to Gulfdrill but do not include the future amortization of the liability recognized in respect of the Sonadrill arrangement.

(In $ millions)	Year ended December 31, 2022
2023	24
2024	14
2025	4
2026 and thereafter	—
Total	42
Refer to Note 9 – "Other revenue" for details of the revenues recorded in respect of the above leases.

Lessor	Leases
Current leasing arrangements
We have operating leases relating to our premises, for which we are the lessee. The most significant leases are for our offices in London, Liverpool, Stavanger, Singapore, Houston, Rio de Janeiro, and Luanda. In accordance with Topic 842, we record lease liabilities and associated right-of-use assets for our portfolio of operating leases.
We also continue to lease three of our benign environment jackup rigs, namely West Castor, West Telesto, and West Tucana, to Gulfdrill, a joint venture, for a contract with GDI in Qatar. Additionally, we commenced a lease for our benign environment floater, West Gemini, to our Sonadrill joint venture on July 1, 2022, at a nominal charter rate. As a lessor we recognize the associated revenue over the lease term in accordance with Topic 842.
Sale and leaseback arrangements with SFL Corporation
Seadrill previously entered into sale and leaseback arrangements with SFL Corporation Ltd for three rigs, including the West Taurus semi-submersible rig in 2008, West Hercules semi-submersible rig in 2008, and the West Linus jackup rig in 2014. These arrangements were made through wholly owned subsidiaries of SFL Corporation Ltd ("SFL"), which at the time was a related party.
The West Taurus lease was rejected as part of the Chapter 11 proceedings in March 2021, and the rig was delivered back to SFL in May 2021.
On August 27, 2021, an amendment to the original West Hercules SFL charter was approved by the Bankruptcy Court, which removed the buy-back obligation and resulted in a deemed disposal of the West Hercules, with the recognition of an operating lease. The West Hercules concluded its contract on October 31, 2022, and was returned to SFL in December 2022.
In February 2022, Seadrill entered into an interim transition charter with SFL for the West Linus jackup rig, allowing Seadrill to operate the rig until it was delivered back to SFL. An amended lease for the West Linus resulted in the recognition of a short-term operating lease, and the buy-back obligation was removed, resulting in a deemed disposal of the rig. The West Linus lease was terminated in September 2022, and the rig was delivered back to SFL on September 30, 2022.
For details of the accounting applied to these lease amendments, please refer to Note 4 - "Chapter 11". For details of Seadrill's liabilities previously recognized in respect of these leases, please refer to Note 27 - "Related party transactions".
Lease fair value and Chapter 11
In accordance with bankruptcy guidance, Seadrill follows specific guidance for assumed leases under ASC 842 and ASC 805. Liabilities and assets associated with assumed leases are recognized as of the date of emergence in accordance with the provisions of ASC 805. Leases are one of the limited exceptions to the fair value recognition and measurement principles under ASC 805. At emergence, assumed leases are remeasured using the remaining lease term (including consideration for any lessee options that are reasonably certain of exercise), the remaining lease payments, and the updated discount rate for the successor entity reflective of the new lease term. Additionally, under this guidance, the successor entity is required to retain the predecessor’s previous lease classification, unless the lease is modified.
Further, in accordance with ASC 805, Seadrill adjusted its acquired operating lease right-of-use ("ROU") assets to the amount of the corresponding lease liabilities, taking into account any favorable or unfavorable terms of the lease compared to market terms. To determine any favorable or unfavorable terms, Seadrill considered all the terms of the lease, including rent payments, options for renewal or termination, purchase options, and lease incentives. As part of its fresh-start valuation, Seadrill decreased the ROU asset by $9 million for the West Hercules and $13 million for the West Linus SFL bareboat charters due to off-market rental payments.
You may find further details of the adjustments recorded on fresh start accounting within Note 5 - "Fresh Start Accounting".
Undiscounted cashflows of operating leases
For operating leases where we are the lessee, our future undiscounted cash flows as of December 31, 2022, were as follows:

(In $ millions)	Year ended December 31, 2022
2023	4
2024	2
2025	2
2026 and thereafter	3
Total	11
Reconciliation between undiscounted cashflows and operating lease liability
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2022:

	Successor	Predecessor
(In $ millions)	Year ended December 31, 2022	Year ended December 31, 2021
Total undiscounted cash flows	11	37
Less short term leases	—	—
Less discount	(2)	(2)
Operating lease liability	9	35
Of which:
Current	3	30
Non-current	6	5
Total	9	35
Other supplementary information
The following table gives supplementary information regarding our lease accounting at December 31, 2022:

	Successor	Predecessor
(In $ million)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating Lease Cost:
Operating lease cost	36	4	42	19
Short-term lease cost	3	1	1	2
Total lease cost	39	5	43	21

Other information:
Cash paid for lease liabilities- operating cash flows	39	5	41	21
ROU assets obtained in exchange for lease liabilities	—	24	24	53
Weighted-average remaining lease term in months	52	22	19	14
Weighted-average discount rate	10%	9%	10%	24%
Undiscounted cashflows under lessor arrangements
For operating leases where we are the lessor, our estimated future undiscounted cashflows as of December 31, 2022, were as follows. For avoidance of doubt, these estimates include future charter revenue from the rigs leased to Gulfdrill but do not include the future amortization of the liability recognized in respect of the Sonadrill arrangement.

(In $ millions)	Year ended December 31, 2022
2023	24
2024	14
2025	4
2026 and thereafter	—
Total	42
Refer to Note 9 – "Other revenue" for details of the revenues recorded in respect of the above leases.